Advances to joint ventures - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Advances to Joint Ventures [Line Items]
Due from joint ventures	$ 4,069	$ 3,831
Debt service coverage ratio	1.20%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from joint ventures	$ 3,200	3,000
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from joint ventures	$ 900	$ 800